Organization and Nature of Business and Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization and Nature of Business and Going Concern [Abstract]
Organization and Nature of Business and Going Concern

Note 1 — Organization and Nature of Business and Going Concern

Inpixon, through its wholly-owned subsidiaries, Inpixon USA, Inpixon Federal, Inc. (“Inpixon Federal”), Inpixon Canada, Inc. (“Inpixon Canada”) and the majority-owned subsidiary, Sysorex Arabia LLC (“Sysorex Arabia”) (unless otherwise stated or the context otherwise requires, the terms “Inpixon” “we,” “us,” “our” and the “Company” refer collectively to Inpixon and the above subsidiaries), provides Big Data analytics and location based products and related services for the cyber-security and Internet of Things markets. The Company is headquartered in California, and has sales and subsidiary offices in Virginia, Hawaii, State of Washington, California, Vancouver, Canada and Riyadh, Saudi Arabia.

On November 21, 2016, and as more fully described in Note 4, the Company completed the acquisition of substantially all of the assets and certain liabilities of Integrio Technologies, LLC, which is in the U.S. Federal Government IT contracts business.

As of March 31, 2017, the Company has a working capital deficiency of approximately $25.3 million. For the three months ended March 31, 2017, the Company incurred a net loss of approximately $6.1 million. The aforementioned factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern within one year after the date the financial statements are issued.

On August 9, 2016, the Company entered into a Securities Purchase Agreement with Hillair Capital Investments L.P. pursuant to which it issued and sold (i) an 8% Original Issue Discount Senior Convertible Debenture in an aggregate principal amount of $5,700,000 due on August 9, 2018 and (ii) 2,250 shares of newly created Series 1 Convertible Preferred Stock, par value $0.001 per share, for an aggregate purchase price of $5,000,000. The Company also has a credit facility with GemCap Lending I for up to $10 million (the “Credit Facility”) which we borrow against based on eligible assets of which approximately $4.4 million is utilized. The Credit Facility has a maturity date of November 14, 2018. During the third quarter of 2016, the Company implemented a cost cutting program that would reduce operating expenses by approximately $1.8 million on an annual basis.

The Company’s capital resources as of March 31, 2017, availability on the $10.0 million Credit Facility (of which $4.4 million is utilized as of March 31, 2017), higher margin business line expansion and credit limitation improvements, may not be sufficient to fund planned operations during 2017. The Company will need to raise outside capital under structures availability to it including debt and/or equity offerings. The Company also has an effective registration statement on Form S-3 which will may allow it to raise additional capital from the sale of its securities, subject to certain limitations for registrants with a market capitalization of less than $75 million. The information in this Form 10-Q concerning the Company’s Form S-3 registration statement does not constitute an offer of any securities for sale. If these sources do not provide the capital necessary to fund the Company’s operations during the next twelve months, the Company may need to curtail certain aspects of its expansion activities or consider other means of obtaining additional financing, such as through the sale of assets or of a business segment, although there is no guarantee that the Company could obtain the financing necessary to continue its operations.

Note 1 — Organization and Nature of Business and Going Concern

Inpixon f/k/a Sysorex Global, through its wholly-owned subsidiaries, Inpixon USA f/k/a Sysorex USA, Inpixon Federal, Inc. f/k/a Sysorex Government Services, Inc. (“Inpixon Federal”), Inpixon Canada, Inc. f/k/a Sysorex Canada Corp. (“Inpixon Canada”) and the majority-owned subsidiary, Sysorex Arabia LLC (“Sysorex Arabia”) (unless otherwise stated or the context otherwise requires, the terms “Inpixon” “we,” “us,” “our” and the “Company” refer collectively to Inpixon and the above subsidiaries), provides Big Data analytics and location based products and related services for the cyber-security and Internet of Things markets. The Company is headquartered in California, and has subsidiary offices in Virginia, Maryland, Oregon, Hawaii, State of Washington, California, Vancouver, Canada and Riyadh, Saudi Arabia.

On April 24, 2015, and as more fully described in Note 3, the Company completed the acquisition of substantially all of the assets of LightMiner Systems, Inc. which is in the business of developing and commercializing in-memory SQL databases. On November 21, 2016, and as more fully described in Note 4, the Company completed the acquisition of substantially all of the assets and certain liabilities of Integrio Technologies, LLC which is in the U.S. Federal Government IT contracts business.

As of December 31, 2016, the Company has a working capital deficiency of approximately $21.0 million. For the year ended December 31, 2016, the Company incurred a net loss of approximately $27.5 million and utilized cash in operations of approximately $2.8 million. The aforementioned factors raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of asset amounts or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern within one year after the date the financial statements are issued.

On August 9, 2016, the Company entered into a Securities Purchase Agreement with Hillair Capital Investments L.P. pursuant to which it issued and sold (i) an 8% Original Issue Discount Senior Convertible Debenture in an aggregate principal amount of $5,700,000 due on August 9, 2018 and (ii) 2,250 shares of newly created Series 1 Convertible Preferred Stock, par value $0.001 per share (the “Preferred Stock”, together with the Debenture, the “Securities”), for an aggregate purchase price of $5,000,000 (the “Transaction”). The Company also has a credit facility for up to $10 million which we borrow against based on eligible assets of which approximately $6.7 million is utilized. The credit facility has a maturity date of November 14, 2018. During the third quarter of 2016 the Company implemented a cost cutting program that would reduce operating expenses by approximately $1.8 million on an annual basis.

The Company’s capital resources as of December 31, 2016, including increased credit facility, net proceeds from our stock offering, convertible debenture offering, and recent contract awards, including prepayments anticipated to be received may not be sufficient to fund planned operations during 2017. While the Company also has an effective registration statement on Form S-3 which will allow it to raise additional capital from the sale of its securities, subject to certain limitations for registrants with a market capitalization of less than $75 million, if additional financing is needed we anticipate such financing will come from an increase in our credit facility rather than through a sale of equity, however, our decision will be based on our capital requirements and the terms of the various types of financing that will be available to us when we need it. The information in these consolidated financial statements concerning the Company’s Form S-3 registration statement does not constitute an offer of any securities for sale. If these sources do not provide the capital necessary to fund the Company’s operations during the next twelve months, the Company may need to further reduce costs and curtail certain aspects of our expansion activities or consider other means of obtaining additional financing, such as through a sale of its assets or a business segment, although there is no guarantee that the Company could obtain the financing necessary to continue its operations.